UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004 Vanguard Variable Insurance Fund - Money Market Portfolio	Yield*	Maturity Date	Face Amount (000)	Market Value (000)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (15.9%)
Federal Home Loan Bank**	1.529%	10/15/2004	$525	$525
Federal Home Loan Bank**	1.574%	10/20/2004	10,000	9,992
Federal Home Loan Bank**	1.601%	11/12/2004	15,000	14,972
Federal Home Loan Bank**	1.615%	11/17/2004	10,000	9,979
Federal Home Loan Bank**	1.833%	12/22/2004	15,000	14,938
Federal National Mortgage Assn.**	1.455%-1.474%	10/6/2004	38,593	38,585
Federal National Mortgage Assn.**	1.565%	10/18/2004	2,447	2,445
Federal National Mortgage Assn.**	1.540%-1.565%	10/20/2004	12,300	12,290
Federal National Mortgage Assn.**	1.59%	10/27/2004	13,000	12,985
U.S. Treasury Bill	1.72%	12/30/2004	15,000	14,936
U.S. Treasury Bill	1.58%	2/10/2005	10,000	9,944

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $141,591)	141,591

COMMERCIAL PAPER (41.0%)

Finance—Automobiles (6.4%)
DaimlerChrysler Rev. Auto Conduit LLC	1.574%	10/12/2004	2,905	2,904
DaimlerChrysler Rev. Auto Conduit LLC	1.576%	10/19/2004	900	899
DaimlerChrysler Rev. Auto Conduit LLC	1.606%	11/3/2004	1,500	1,498
DaimlerChrysler Rev. Auto Conduit LLC	1.624%	10/18/2004	6,000	5,995
DaimlerChrysler Rev. Auto Conduit LLC	1.684%	11/1/2004	1,000	999
DaimlerChrysler Rev. Auto Conduit LLC	1.782%	10/22/2004	3,900	3,896
DaimlerChrysler Rev. Auto Conduit LLC	1.792%	10/22/2004	1,500	1,498
New Center Asset Trust	1.566%-1.646%	11/9/2004	12,000	11,980
New Center Asset Trust	1.818%	12/13/2004	5,500	5,480
Toyota Motor Credit	1.50%	10/4/2004 (1)	6,716	6,715
Toyota Motor Credit	1.646%	11/12/2004 (1)	5,000	4,990
Toyota Motor Credit	1.646%	11/15/2004 (1)	5,000	4,990
Toyota Motor Credit	1.742%	10/18/2004 (1)	5,000	4,996

	56,840

Finance—Other (11.9%)
Cafco, LLC	1.674%	11/2/2004 (1)	5,000	4,993
Cafco, LLC	1.704%	11/3/2004 (1)	4,700	4,693
CDC Commercial Paper Corp.	1.525%	10/5/2004 (1)	850	850
CDC Commercial Paper Corp.	1.605%	10/20/2004 (1)	500	500
CDC Commercial Paper Corp.	1.646%	11/17/2004 (1)	5,000	4,989
CDC Commercial Paper Corp.	1.706%	11/22/2004 (1)	7,900	7,881
CDC Commercial Paper Corp.	1.783%	11/4/2004 (1)	5,000	4,992
CRC Funding, LLC	1.735%	11/10/2004 (1)	1,000	998
General Electric Capital Corp.	1.576%	11/9/2004	1,000	998
General Electric Capital Corp.	1.747%	12/3/2004	11,000	10,967
General Electric Capital Corp.	1.808%	12/8/2004	10,000	9,966
Old Line Funding Corp.	1.614%	10/20/2004 (1)	4,500	4,496
Old Line Funding Corp.	1.653%	10/15/2004 (1)	2,200	2,199
Old Line Funding Corp.	1.674%	11/1/2004 (1)	3,722	3,717
Old Line Funding Corp.	1.774%	11/10/2004 (1)	3,400	3,393
Old Line Funding Corp.	1.878%	12/20/2004 (1)	3,700	3,685
Park Avenue Receivable Corp.	1.732%	10/13/2004 (1)	4,000	3,998
Private Export Funding Corp.	1.752%	10/20/2004 (1)	3,000	2,997
Private Export Funding Corp.	1.752%	10/22/2004 (1)	5,000	4,995
Triple A One Funding Corp.	1.732%	10/15/2004 (1)	900	899
Triple A One Funding Corp.	1.782%	10/20/2004 (1)	5,000	4,995
Triple A One Funding Corp.	1.835%	11/22/2004 (1)	2,900	2,892
Variable Funding Capital Corp.	1.732%	10/12/2004 (1)	4,000	3,998
Variable Funding Capital Corp.	1.752%	10/13/2004 (1)	4,893	4,890
Yorktown Capital LLC	1.505%	10/4/2004 (1)	1,200	1,200
Yorktown Capital LLC	1.546%-1.732%	10/15/2004 (1)	6,108	6,104

	106,285

Foreign Banks (13.9%)
ABN-AMRO North America Finance Inc.	1.515%-1.535	10/6/2004	2,600	2,599
ANZ (Delaware) Inc.	1.655%	11/3/2004	900	899
ANZ (Delaware) Inc.	1.707%	11/18/2004	3,100	3,093
ANZ (Delaware) Inc.	1.709%	11/8/2004	11,500	11,479
CBA (Delaware) Finance Inc.	1.545%	10/12/2004	7,500	7,496
CBA (Delaware) Finance Inc.	1.731%	10/5/2004	3,000	2,998
CBA (Delaware) Finance Inc.	1.797%	12/3/2004	4,250	4,237
CBA (Delaware) Finance Inc.	1.858%	12/17/2004	3,000	2,988
Danske Corp.	1.525%	10/6/2004	3,200	3,199
Danske Corp.	1.555%-1.674	10/29/2004	6,060	6,053
Danske Corp.	1.835%	11/22/2004	1,400	1,396
Danske Corp.	1.815%	11/19/2004	6,800	6,783
Dexia Delaware LLC	1.515%	10/5/2004	4,500	4,498
Dexia Delaware LLC	1.525%	10/1/2004	3,000	3,000
Dexia Delaware LLC	1.644%	10/19/2004	900	899
Dexia Delaware LLC	1.805%	11/17/2004	2,225	2,220
European Investment Bank	1.857%	12/13/2004	8,400	8,368
HBOS Treasury Services PLC	1.536%	10/12/2004	2,200	2,199
HBOS Treasury Services PLC	1.554%	10/5/2004	2,400	2,400
HBOS Treasury Services PLC	1.707%	11/18/2004	700	698
HBOS Treasury Services PLC	1.798%	12/6/2004	6,000	5,980
HBOS Treasury Services PLC	1.798%	12/8/2004	4,000	3,986
HBOS Treasury Services PLC	1.807%	12/2/2004	2,300	2,293
ING (U.S.) Funding LLC	1.797%	12/1/2004	2,000	1,994
ING (U.S.) Funding LLC	1.797%	12/6/2004	4,500	4,485
ING (U.S.) Funding LLC	1.802%	12/10/2004	1,000	997
Royal Bank of Scotland PLC	1.655%	11/3/2004	3,400	3,395
Societe Generale N.A. Inc.	1.667%	11/19/2004	5,000	4,989
UBS Finance (Delaware), Inc.	1.716%-1.757%	11/16/2004	2,180	2,175
UBS Finance (Delaware), Inc.	1.781%	10/7/2004	499	499
Westpac Capital Corp.	1.596%	11/2/2004	8,000	7,989
Westpac Capital Corp.	1.887%	12/9/2004	2,500	2,491
Westpac Trust Services New Zealand Ltd.	1.525%	10/4/2004	900	900
Westpac Trust Services New Zealand Ltd.	1.797%	12/10/2004	4,000	3,986

	123,661

Foreign Industrial (5.3%)
GlaxoSmithKline Finance PLC	1.773%	10/27/2004 (1)	9,000	8,989
GlaxoSmithKline Finance PLC	1.805%	11/22/2004 (1)	8,000	7,979
Nestle Capital Corp.	1.716%	11/16/2004 (1)	7,870	7,853
Network Rail Finance PLC	1.545%	10/12/2004 (1)	5,000	4,998
Network Rail Finance PLC	1.556%	10/14/2004 (1)	8,000	7,996
Network Rail Finance PLC	1.646%	11/12/2004 (1)	5,000	4,990
Network Rail Finance PLC	1.726%	11/22/2004 (1)	4,000	3,990

	46,795

Industrial (3.5%)
Pfizer Inc.	1.707%	12/1/2004 (1)	5,000	4,986
Pfizer Inc.	1.734%	11/10/2004 (1)	6,000	5,988
Procter & Gamble	1.485%	10/4/2004 (1)	5,000	4,999
Procter & Gamble	1.536%	10/25/2004 (1)	2,000	1,998
Wal-Mart Stores, Inc.	1.505%	10/12/2004 (1)	4,000	3,998
Wal-Mart Stores, Inc.	1.685%	11/2/2004 (1)	910	909
Wal-Mart Stores, Inc.	1.752%	10/26/2004 (1)	8,500	8,490

	31,368

TOTAL COMMERCIAL PAPER
(Cost $364,949)	364,949

YANKEE CERTIFICATES OF DEPOSIT—U.S. BRANCHES (22.2%)

Certificates of Deposit—U.S. Banks (4.3%)
State Street Bank & Trust	1.64%	11/9/2004	1,000	1,000
State Street Bank & Trust	1.79%	12/9/2004	5,000	5,000
State Street Bank & Trust	1.80%	12/13/2004	4,000	4,000
State Street Bank & Trust	1.86%	12/21/2004	6,000	6,000
Wells Fargo Bank, NA	1.75%	10/18/2004	4,000	4,000
Wells Fargo Bank, NA	1.79%	11/8/2004	18,000	18,000

	38,000

Yankee Certificates of Deposit—U.S. Branches (17.9%)
Bank of Montreal (Chicago Branch)	1.80%	12/6/2004	4,000	4,000
BNP Paribas (New York Branch)	1.58%	10/26/2004	5,000	5,000
Calyon (New York Branch)	1.65%	11/15/2004	5,000	5,000
Calyon (New York Branch)	1.81%	12/8/2004	8,500	8,500
Canadian Imperial Bank of Commerce (New York Branch)	1.38%	11/22/2004	3,900	3,897
Canadian Imperial Bank of Commerce (New York Branch)	1.59%	10/14/2004	4,900	4,900
Deutsche Bank AG (New York Branch)	1.80%	12/9/2004	5,000	5,000
Fortis Bank NV-SA (New York Branch)	1.73%	10/15/2004	5,000	5,000
Fortis Bank NV-SA (New York Branch)	1.75%	12/6/2004	2,500	2,500
Fortis Bank NV-SA (New York Branch)	1.90%	12/27/2004	2,000	2,000
Fortis Bank NV-SA (Stamford Branch)	1.54%	10/14/2004	7,900	7,900
HSBC Bank USA (New York Branch)	1.58%	11/10/2004	8,000	8,000
HSH Nordbank AG (New York Branch)	1.81%	12/8/2004	17,000	17,000
Landesband Baden-Wuerttemberg (New York Branch)	1.78%	12/2/2004	9,000	9,000
Landesbank Baden-Wuerttemberg (New York Branch)	1.74%	11/9/2004	5,000	5,000
Landesbank Hessen-Thueringen (New York Branch)	1.78%	12/3/2004	9,000	9,000
Lloyds Bank (New York Branch)	1.09%	11/10/2004	10,000	9,994
Rabobank Nederlanden (New York Branch)	1.79%	12/9/2004	17,000	17,000
Rabobank Nederlanden (New York Branch)	1.54%	10/20/2004	4,900	4,900
Royal Bank of Scotland PLC (New York Branch)	1.61%	10/18/2004	8,000	8,000
Royal Bank of Scotland PLC (New York Branch)	1.83%	11/26/2004	10,000	10,000
UBS AG (New York Branch)	1.895%	12/27/2004	8,000	8,000

	159,591

TOTAL CERTIFICATES OF DEPOSIT
(Cost $197,591)	197,591

EURODOLLAR CERTIFICATES OF DEPOSIT (9.9%)

ABN-AMRO Bank NV	1.665%	11/19/2004	5,000	5,000
Barclay's Bank PLC	1.54%	10/15/2004	4,000	4,000
Barclay's Bank PLC	1.58%	10/26/2004	8,000	8,000
Barclay's Bank PLC	1.715%	11/26/2004	5,000	5,000
Barclay's Bank PLC	1.83%	12/16/2004	5,000	5,000
BNP Paribas	1.64%	11/15/2004	8,000	8,000
BNP Paribas	1.71%	11/24/2004	4,000	4,000
BNP Paribas	1.92%	12/29/2004	5,000	5,000
Calyon	1.91%	12/29/2004	4,000	4,000
Deutsche Bank AG	1.51%	10/8/2004	8,000	8,000
Deutsche Bank AG	1.61%	11/12/2004	4,000	4,000
HSBC Bank PLC	1.91%	12/30/2004	5,000	5,000
ING Bank N.V	1.79%	11/19/2004	5,000	5,000
ING Bank N.V	1.91%	12/30/2004	5,000	5,000
Landesbank Hessen-Thueringen	1.905%	12/29/2004	5,000	5,000
Societe Generale	1.81%	12/10/2004	8,000	8,000

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
(Cost $88,000)	88,000

OTHER NOTES (1.1%)

Bank of America National Assn. Bank Note
(Cost $10,000)	1.87%	12/20/2004	10,000	10,000

REPURCHASE AGREEMENTS (9.7%)

Barclay's Capital Inc.
(Dated 9/30/2004, Repurchase Value $10,001,000,
collateralized by Federal Home Loan Bank,
1.875, 6/15/2006)	1.85%	10,000		10,000
Citigroup Global Markets
(Dated 9/30/2004, Repurchase Value $20,001,000,
collateralized by U.S. Treasury Note, 10.625%,
8/15/2015; Federal National Mortgage Association,
4.25%, 5/15/2009)	1.85%	20,000		20,000
Deutsche Bank Securities Inc
(Dated 9/30/2004, Repurchase Value $10,001,000,
collateralized by Federal Home Loan Mortgage Corporation,
5.75%, 1/15/2012)	1.80%	10,000		10,000
Goldman Sachs & Co.
(Dated 9/30/2004, Repurchase Value $10,001,000,
collateralized by Federal Home Loan Bank,
2.00%, 2/13/2006)	1.85%	10,000		10,000
Morgan Stanley & Co. Inc.
(Dated 9/30/2004, Repurchase Value $15,944,000,
collateralized by Federal Home Loan Mortgage Corporation,
4.50%, 1/15/2014)	1.85%	15,943		15,943
WestDeutsche Landesbank Girocentrale
(Dated 9/30/2004, Repurchase Value $20,001,000,
collateralized by U.S. Treasury Notes, 1.50%-2.375%,
1/31/2005-8/15/2006; Federal National Mortgage Association,
7.25%, 1/15/2010)	1.86%	20,000		20,000

TOTAL REPURCHASE AGREEMENTS	85,943
(Cost $85,943)

TOTAL INVESTMENTS (99.8%)
(Cost $888,074)	888,074

OTHER ASSETS AND LIABILITIES (0.2%)	2,069

NET ASSETS (100%)	$890,143

* Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

** The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.

(1) Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At September 30, 2004, the value of these securities was $184,208,000, representing 20.7% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.